Due to banks and customers (Detail) - CHF (SFr) SFr in Millions		Dec. 31, 2017		Dec. 31, 2016
Deposits From Customers [Line Items]
Due to banks		SFr 7,533	[1],[2]	SFr 10,645
Due to customers		408,999	[1],[2]	423,672
of which: demand deposits		188,580		194,044
of which: retail savings / deposits		161,828		170,729
of which: time deposits		47,391		52,716
of which: fiduciary deposits		11,200		6,184
Total due to banks and customers		416,532		434,317
UBS AG
Deposits From Customers [Line Items]
Due to banks		7,533	[1],[2]	10,645
Due to customers		447,141	[1],[2]	450,199
of which: demand deposits		190,341		195,756
of which: retail savings / deposits		161,828		170,729
of which: time deposits	[3]	83,773		77,531
of which: fiduciary deposits		11,200		6,184
Total due to banks and customers		SFr 454,675		SFr 460,844

[1]	Except for trading portfolio liabilities and negative replacement values (see footnote 3), the amounts presented generally represent undiscounted cash flows of future interest and principal payments.
[2]	Non-financial liabilities such as deferred income, deferred tax liabilities, provisions and liabilities on employee compensation plans are not included in this analysis.
[3]	Includes Group-internal funding obtained from UBS Group AG and UBS Group Funding (Switzerland) AG of CHF 35 billion as of 31 December 2017 (31 December 2016: CHF 25 billion).